CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
Consolidated company	Country	Total capital (*)
		2023	2022	2021
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	75.36	47.34	70.62
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	—	—	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	100.00

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**) The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 77.92% in 2023, 62.14% in 2022 and 73.54% in 2021.

(1) Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP and Chaparral Steel Company.
(2) Subsidiaries: Gerdau Açominas Overseas Ltd.
(3) Subsidiary: Gerdau MacSteel Inc.
(4) Fixed-income investment fund managed by Santander Bank.
(5) Subsidiary: Siderco S.A.
(6) Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A. and Cluster Industrial S.A.

Schedule of interests in joint ventures

		Equity Interests
Joint ventures	Country	Total capital (*)
		2023	2022	2021
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.85	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.16	27.50	27.50
Addiante S.A.	Brazil	50.00	50.00	—
Ubiratã Tecnologia S.A.	Brazil	50.00	50.00	—
Brasil ao Cubo S.A. (Note 3.4)	Brazil	44.66	—	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The summarized financial information of these joint ventures, accounted for under the equity method, is presented below:

	Joint ventures
Joint ventures	2023	2022	2021
Cash and cash equivalents	1,560,816	948,019	1,146,411
Total current assets	6,212,742	5,358,394	6,175,859
Total non-current assets	6,362,085	4,817,960	5,223,576
Short-term debt	389,433	454,518	890,039
Total current liabilities	3,821,055	3,574,475	4,360,043
Long-term debt	633,163	921,164	2,054,530
Total non-current liabilities	1,210,572	1,232,537	2,374,207
Net sales	13,605,661	14,978,713	12,263,023
Cost of sales	(8,907,668)	(12,072,326)	(10,075,640)
Income before financial income (expences) and taxes	1,998,139	2,424,468	1,396,769
Financial income	211,149	339,310	349,333
Financial expenses	(319,079)	(501,573)	(740,096)
Income and social contribution taxes	(249,629)	(518,113)	(104,359)
Net income	1,372,870	1,713,009	968,064
Depreciation and amortization	(329,855)	(299,830)	(742,566)
Total comprehensive income for the year, net of tax	1,380,500	1,710,953	968,239

Schedule of interests in associate companies

		Equity interests
Associate company	Country	Total capital (*)
		2023	2022	2021
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Newave Energia S.A (Note 3.4)	Brazil	33.33	—	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

The Company presents the associate companies information in aggregate, since the investments in these entities are not individually material. The summarized financial information of the associate company, accounted for under the equity method, is presented below:

	Associate company
Associate company	2023	2022	2021
Cash and cash equivalents	138,389	12	16
Total current assets	165,048	10,148	13,570
Total non-current assets	424,053	165,267	166,855
Total current liabilities	(122,308)	22,374	19,938
Total non-current liabilities	(7,965)	31,266	42,987
Net sales	80,312	66,163	66,796
Cost of sales	(41,022)	(32,368)	(24,676)
Income before financial income (expences) and taxes	(15,033)	32,703	40,193
Financial income	33,528	1,187	489
Financial expenses	(4,793)	(6,359)	(1,153)
Income and social contribution taxes	(2,557)	(3,009)	(2,298)
Net income	9,134	24,522	37,231
Depreciation and amortization	(10,329)	(11,646)	(5,464)
Total comprehensive income for the year, net of tax	9,134	24,522	37,231